Employee Benefits - Summary of Fund and Plan Assets of Provident Fund (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Fair value of plan assets	₨ 22,231	₨ 20,022
Provident fund [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	121,067	106,781
Present value of defined benefit obligation	(121,067)	(106,781)
Net shortfall	₨ 0	₨ 0